ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2015	2016

Accounts receivable	$7,296	$7,541
Allowance of doubtful accounts	(3,252)	(2,839)

Accounts receivable, net	$4,044	$4,702

Accounts receivable mainly represent amounts earned under advertising contracts at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2014	2015	2016

Balance at beginning of year	$1,143	$2,946	$3,252
Charge to expenses	2,090	788	(205)
Transferring out as a result of deconsolidation of subsidiaries	(247)	-	-
Exchange difference	(40)	(482)	(208)

Balance at end of year	$2,946	$3,252	$2,839